Share-based compensation (Details 2) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 CNY (¥) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Additional disclosures
Share-based compensation expenses | ¥	¥ 2,999		¥ 4,804		¥ 7,548
Share Incentive Plan | Employee and non-employee | RSU | Service-based
Number of Shares
Unvested at the beginning of the year (in shares)	53,988,060		71,641,054		95,108,866
Granted (in shares)	43,677,248		16,682,380		13,951,100
Vested (in shares)	(16,805,414)		(19,416,652)		(23,123,292)
Forfeited or cancelled	(9,876,472)		(14,918,722)		(14,295,620)
Unvested at the end of the year (in shares)	70,983,422		53,988,060		71,641,054		95,108,866
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the year (in dollars per share) | $ / shares		$ 25.4		$ 27.56		$ 25.89
Granted (in dollars per share) | $ / shares		15.33		18.24		29.81
Vested (in dollars per share) | $ / shares		25.07		24.83		23.04
Forfeited or cancelled | $ / shares		23.6		28.48		25.94
Unvested at the end of the year (in dollars per share) | $ / shares		$ 19.53		25.4		27.56	$ 25.89
Additional disclosures
Share-based compensation expenses | ¥	¥ 1,024		¥ 1,840		¥ 3,877
Unrecognized share-based compensation expense related to awards other than options | ¥	¥ 3,622	$ 3,622
Weighted-average period over which share-based compensation expense is expected to be recognized	3 years
Total fair value of RSUs vested | ¥	¥ 1,909		¥ 2,930		¥ 4,590
Share Incentive Plan | Employee and non-employee | Options | Service-based
Number of share options
Outstanding at the beginning of the year (in shares)	803,820		2,314,136		2,937,112
Granted (in shares)	0		0		0
Exercised (in shares)	(122,670)		(1,485,726)		(620,476)
Forfeited or cancelled	(35,410)		(24,590)		(2,500)
Outstanding at the end of the year (in shares)	645,740		803,820		2,314,136		2,937,112
Vested and expected to vest at the end of the year (in shares)	645,740	645,740						645,740
Exercisable at the end of the year (in shares)	645,740	645,740						645,740
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share) | $ / shares		$ 12.43		7.29		6.95
Exercised (in dollars per share) | $ / shares		13.01		4.44		5.7
Forfeited or cancelled (in dollars per share) | $ / shares		14.98		11.65		3.96
Outstanding at the end of the year (in dollars per share) | $ / shares		$ 12.18		$ 12.43		$ 7.29	$ 6.95
Vested and expected to vest at the end of the year (in dollars per share) | $ / shares								$ 12.18
Exercisable at the end of the year (in dollars per share) | $ / shares								$ 12.18
Weighted Average Remaining Contractual Term (years)
Outstanding at the end of the year	3 years 3 months 18 days		3 years 8 months 12 days		2 years 2 months 12 days		2 years 10 months 24 days
Vested and expected to vest at the end of the year	3 years 3 months 18 days
Exercisable at the end of the year	3 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding at the end of the year (in dollars) | $				$ 2		$ 48	$ 82	$ 3
Vested and expected to vest at the end of the year (in dollars) | $								3
Exercisable at the end of the year (in dollars) | $								$ 3
Additional disclosures
Total intrinsic value of options exercised | ¥	¥ 2		¥ 98		¥ 98
Share Incentive Plan | Non-employees | RSU | Service-based
Number of Shares
Unvested at the beginning of the year (in shares)	2,838,656
Unvested at the end of the year (in shares)	1,865,542		2,838,656
Share Incentive Plan | Non-employees | Options | Service-based
Number of share options
Outstanding at the beginning of the year (in shares)	57,206
Outstanding at the end of the year (in shares)	40,536		57,206
Share Incentive Plan | Year ten | Employee and non-employee | RSUs and options
Share-based compensation
Vesting schedule	6 years